Share-Based Compensation - Share Based Compensation Allocation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award
Capitalized to fixed assets	$ 130	$ 0	$ 130	$ 0
Total share-based compensation	7,709	2,192	23,940	5,905
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	4,673	725	13,817	2,769
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 2,906	$ 1,467	$ 9,993	$ 3,136